Note 2 - Investment Securities	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

Note 2. Investment Securities

(in thousands)

The amortized cost and estimated fair value of securities available-for-sale and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive (loss) income at December 31, 2023 and 2022 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2023	Cost	Gains	Losses	Fair Value
Securities available-for-sale
Mortgage-backed securities	$94,255	$-	$9,883	$84,372
State, County, Municipals	118,815	2	25,839	92,978
Other securities	500	-	55	445
Total	$213,570	$2	$35,777	$177,795

		Gross	Gross
	Amortized	Unrealized	Unrealized
2022	Cost	Gains	Losses	Fair Value
Securities available-for-sale
Mortgage-backed securities	$107,055	$-	$10,083	$96,972
State, County, Municipals	134,906	-	30,993	103,913
Other securities	500	-	63	437
Total	$242,461	$-	$41,139	$201,322

The amortized cost and estimated fair value of securities HTM and the corresponding amounts of gross unrealized gains and losses at December 31, 2023 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2023	Cost	Gains	Losses	Fair Value
Securities held-to-maturity
Obligations of U.S. Government agencies	$4,065	$-	$375	$3,690
Mortgage-backed securities	290,803	-	29,011	261,792
State, County, Municipals	92,931	33	3,028	89,936
Total	$387,799	$33	$32,414	$355,418

The amortized cost and estimated fair value of securities HTM and the corresponding amounts of gross unrealized gains and losses at December 31, 2022 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2022	Cost	Gains	Losses	Fair Value
Securities held-to-maturity
Obligations of U.S. Government agencies	$4,002	$-	$367	$3,635
Mortgage-backed securities	309,748	-	24,654	285,094
State, County, Municipals	92,840	-	6,277	86,563
Total	$406,590	$-	$31,298	$375,292

The following tables show the gross unrealized losses and fair value of the Company’s investments classified as AFS and HTM investments with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2023 and 2022.

A summary of unrealized loss information for AFS and HTM securities, categorized by security type follows:

December 31, 2023
Available-for-sale	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Mortgage backed securities	$3,330	$28	$78,553	$9,855	$81,883	$9,883
State, County, Municipal	1,282	5	91,197	25,834	92,479	25,839
Other securities	-	-	445	55	445	55

Total	$4,612	$33	$170,195	$35,744	$174,807	$35,777

Held-to-maturity	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Obligations of U.S. Government agencies	$-	$-	$3,690	$375	$3,690	$375
Mortgage backed securities	-	-	261,791	29,011	261,791	29,011
State, County, Municipal	-	-	86,390	3,028	86,390	3,028

Total	$-	$-	$351,871	$32,414	$351,871	$32,414

December 31, 2022
Available-for-sale	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Mortgage backed securities	$70,652	$3,838	$26,320	$6,245	$96,972	$10,083
State, County, Municipal	45,200	9,027	58,713	21,966	103,913	30,993
Other securities	-	-	437	63	437	63

Total	$115,852	$12,865	$85,470	$28,274	$201,322	$41,139

Held-to-maturity	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Obligations of U.S. Government agencies	$-	$-	$3,635	$367	$3,635	$367
Mortgage backed securities	17,882	1,333	267,212	23,321	285,094	24,654
State, County, Municipal	15,059	781	71,504	5,496	86,563	6,277

Total	$32,941	$2,114	$342,351	$29,184	$375,292	$31,298

The unrealized losses shown above are due to increases in market rates over the yields available at the time of purchase of the underlying securities and not credit quality. The Company does not intend to sell any of the securities in an unrealized loss position, and it is more likely than not that the Company will not be required to sell any such security prior to the recovery of its amortized cost basis, which may be at maturity.

The amortized cost and estimated fair value of securities at December 31, 2023, by contractual maturity and investment type, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
December 31, 2023
Due in one year or less	$500	$445	$-	$-
Due after one year through five years	2,880	2,797	-	-
Due after five years through ten years	5,547	5,284	-	-
Due after ten years	110,388	84,897	96,996	93,626
Residential mortgage backed securities	81,820	72,305	232,902	211,313
Commercial mortgage backed securities	12,435	12,067	57,901	50,479

Total	$213,570	$177,795	$387,799	$355,418

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
December 31, 2022
Due in one year or less	$721	$657	$-	$-
Due after one year through five years	3,152	3,042	-	-
Due after five years through ten years	5,275	4,853	-	-
Due after ten years	126,258	95,798	96,842	90,198
Residential mortgage backed securities	94,226	84,481	250,615	230,771
Commercial mortgage backed securities	12,829	12,491	59,133	54,323

Total	$242,461	$201,322	$406,590	$375,292

Investment securities with carrying amounts of $532,768 and $462,954 at December 31, 2023 and December 31, 2022, respectively, were pledged as collateral for public deposits and securities sold under agreement to repurchase.

Gross realized gains and losses are included in net (losses) gains on sales of securities in the Consolidated Statements of Income. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2023	2022	2021
Gross realized gains	$-	$-	$4,257
Gross realized losses	(1,986)	-	(2,879)

Net realized (losses) gains	$(1,986)	$-	$1,378